ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		4 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2019	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Apr. 30, 2018	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	May 02, 2015 CNY (¥)
Product Information [Line Items]
Impairment of long-lived assets
Impairment of goodwill									5,594,692
Customer advances		$ 538,829			$ 538,829		$ 580,151		580,151
Sales and marketing expenses		$ 21,964	$ 1,530		69,122	$ 1,530			23,191
Value added tax	13.00%			17.00%				16.00%
Revenues					$ 13,046	$ 1,957			273,677	$ 245,392
Related Party [Member]
Product Information [Line Items]
Revenues									$ 220,203
VAT Small Taxpayers [Member]
Product Information [Line Items]
Value added tax							1.00%		3.00%		3.00%
Maximum [Member]
Product Information [Line Items]
Lease terms							12 months		12 months
Maximum [Member] | China Deposit Insurance System [Member] | RMB Currency [Member]
Product Information [Line Items]
Cash insured amount | ¥												¥ 500,000
Maximum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Percentage of statutory reserves									50.00%
Minimum [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Percentage of statutory reserves									10.00%